Related Party Transactions - Schedule of Related Parties Transactions (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Poh Kiong Tan [Member]
Poh Kiong Tan
Loan from related parties		$ 132,604	$ 56,056	$ 87,039
Repayment of loan from related party		44,900	56,056	87,039
Settlement of expenses paid on behalf of the Group		56	1,456	26,897
Contribution from shareholder	[1]			36,266
Soon Huat Lim [Member]
Poh Kiong Tan
Loan from related parties		3,408,463	693,953	1,451
Repayment of loan from related party		2,167,700	939,578
Settlement of loan to related party		246,819
Deemed dividend	[2]		74,471	229,201
Settlement of expenses paid on behalf of the Group			1,489
Trident Consultancy Pte. Ltd. [Member]
Poh Kiong Tan
Loan from related parties			297,885	660,043
Repayment of loan from related party			819,184	152,318
Interest income from loan to related party			15,639	21,760
Apollo Entertainment Media Pte. Ltd. [Member]
Apollo Entertainment Media Pte. Ltd.
Return of prepayment for purchase of tickets		83,932
Consumption of tickets and hot chocolate		2,869	8,914
Prepayments to related party for tickets and hot chocolate			95,296
Trident Foodtech Pte. Ltd. [Member]
Trident Foodtech Pte. Ltd.
Rental expense paid to related party		22,450	31,278
Cong Ty Tnhh Trident Digital Tech [Member]
Cong Ty Tnhh Trident Digital Tech
Research and development services provided to the Company		77,227
Maintenance services provided to the Company		$ 89,318

[1]	For the year ended December 31, 2022, QZT received contribution from Poh Kiong Tan. The contribution was implemented to reduce the outstanding balance due to Poh Kiong Tan by $36,266.
[2]	For the years ended December 31, 2023 and 2022, QZT declared dividends to Soon Huat Lim.